Investment Objectives and Goals	Mar. 11, 2026
T-REX 2X LONG GPCR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GPCR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GPCR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG IWC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG IWC DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of IWC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG LITE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG LITE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of LITE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG PAAS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG PAAS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of PAAS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SNDK DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SNDK DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SNDK. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG WLTH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG WLTH DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of WLTH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG WVE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG WVE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of WVE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.